Net Loss Per Share - Schedule of Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Schedule Of Earnings Per Share Abstract
Net loss attributable to Boqii Holding Limited		¥ (54,125)	$ (7,461)	¥ (63,664)	¥ (102,799)
Accretion on the Redeemable non-controlling interests to redemption value (Note 19) | ¥		(841)		(766)	(675)
Net loss attributable to ordinary shareholders | ¥		¥ (54,966)		¥ (64,430)	¥ (103,474)
Denominator:
Basic (in Shares) | shares	[1]	192,878,814	192,878,814	100,637,760	68,858,823
Diluted (in Shares) | shares	[1]	192,878,814	192,878,814	100,637,760	68,858,823
Net loss per share attributable to ordinary shareholders:
Basic (in Yuan Renminbi per share) | (per share)		¥ (0.28)	$ (0.04)	¥ (0.64)	¥ (1.5)
Diluted (in Yuan Renminbi per share) | (per share)		¥ (0.28)	$ (0.04)	¥ (0.64)	¥ (1.5)

[1]	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.